Real Estate - Purchase Price Allocation (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 30, 2020	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Real Estate Properties [Line Items]
In-place lease valuation (below market)	$ (68,334)		$ (67,622)	$ (55,147)
Debt discount / (premium)			1,099
Pepsi Bottling Ventures Loan
Real Estate Properties [Line Items]
Land	3,407
Building	26,813
Improvements	954
Tenant origination and absorption cost	4,970
In-place lease valuation (below market)	(712)
Debt discount / (premium)	(109)
Fair value of net assets acquired, less EA-1's Merger expenses	$ 35,323
The Mergers
Real Estate Properties [Line Items]
Cash assumed		$ 35,659
Land		135,875
Building and improvements		913,739
Tenant origination and absorption cost		214,428
Intangibles		3,627
Construction in progress		263
Other assets		5,964
Total assets		1,309,555
Debt (net of $1.1 million premium)		498,906
Below market leases		12,476
Due to Affiliates		8,804
Distribution payable		1,854
Restricted reserves		11,050
Accounts payable and other liabilities		14,849
Total liabilities		547,939
Fair value of net assets acquired		761,616
Less: EA-1's Merger expenses		10,338	$ 10,338
Fair value of net assets acquired, less EA-1's Merger expenses		751,278
Debt premium		$ 1,100